Income Tax Reconciliation (unaudited) (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Income Tax (Textual)
Partners' Capital	$ 5,645,889	$ 1,100
Federal Income Tax Expense (Benefit), Continuing Operations	$ 0	$ 5,067,949